SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 17,596	$ 15,027
Less accumulated depreciation	(10,881)	(9,196)
Property and equipment, net	6,715	5,831
Computer hardware, software and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	759	742
Furniture and fixture
Property, Plant and Equipment [Line Items]
Total property and equipment	11,699	9,848
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	603	598
Internally developed software
Property, Plant and Equipment [Line Items]
Total property and equipment	2,135	1,739
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	296	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,104	$ 2,100